CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	The company’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2023	December 31, 2022
Cash	$319	$433
Cash subject to restriction	252	207
Short-term deposit	24	2
	$595	$642